1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

April 16, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Aberdeen Funds

Securities Act File No. 333-165295

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-165295) (the “Amendment”) relating to the proposed acquisition by Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen International Equity Institutional Fund, Aberdeen Small Cap Fund and Aberdeen Core Income Fund, all series of the Registrant (the “Acquiring Funds”), of the assets and identified liabilities of New Asia Growth Fund, International Stock Fund, Small Cap Fund and High Grade Core Fixed Income Fund, all series offered by the Pacific Capital Funds, a Massachusetts business trust, in exchange for shares of the applicable Acquiring Funds.

The purpose of the Amendment is to respond to comments from the staff of the Division of Investment Management of the SEC (the “Staff”) and to reflect minor revisions to the disclosure.  As discussed with the Staff, the Registrant will request, via separate correspondence, acceleration of effectiveness of the Amendment to April 19, 2010. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (202) 303-1262.

Sincerely,

/s/David Joire
David Joire

Enclosures

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